Reporting and Accounting Policies - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Income taxes	$ 459.4	$ 701.8	$ 515.0
Interest	$ 139.2	$ 132.0	$ 116.0